Income Taxes - Schedule of Income Tax Benefit (Details) - USD ($)	3 Months Ended				6 Months Ended			8 Months Ended	12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2020	Jun. 30, 2020	Jul. 31, 2021	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
State
Current									$ 8,000		$ 8,000
Income tax benefit (provision)	$ (35,000)		$ 20,000		$ 23,000	$ 39,000			77,000		11,000
Foreign									69,000		3,000
Total income tax expense	$ (35,000)		$ 20,000		$ 23,000	$ 39,000			$ 77,000		$ 11,000
LGL Systems Acquisition Corp [Member]
Federal
Current										$ 10,289
Deferred								(27,275)		27,275
State
Current
Deferred
Change in valuation allowance
Income tax benefit (provision)		$ 53,820		$ 8,792			$ 99,590	(27,275)		37,564
Total income tax expense		$ 53,820		$ 8,792			$ 99,590	$ (27,275)		$ 37,564